Dividends	6 Months Ended
Jun. 30, 2021
Dividends
Dividends

9. Dividends

The 2020 final dividend was approved by shareholders at the Annual General Meeting on 28 April 2021 and the payment made on 4 May 2021 to shareholders on the register at the close of business on 26 March 2021. NatWest Group plc announces an interim dividend for 2021 of £347 million, or 3p per ordinary share. The interim dividend will be paid on 17 September 2021 to shareholders on the register at close of business on 13 August 2021. The ex-dividend date will be 12 August 2021.